STPEX
Beneficial Ownership Reporting
Compliance

The registrant's Trustees and
certain officers, its investment
adviser, certain affiliated persons
of the investment adviser, and
persons who beneficially own
more than 10% of any class of
outstanding securities of the
registrant are required to file forms
reporting their affiliation with the
registrant and reports of ownership
and changes in ownership of the
registrant's securities with the
SEC. Based on a review of these
forms filed electronically with the
SEC, the registrant has determined
that the following forms were filed
late: for the fiscal year ended
March 31, 2026, Form 4 filed on
September 15, 2025 by Dean
Caruvana, Form 4 filed on October
3, 2025 by Michael Elio and Form 4
filed on February 3, 2026 by Tom
Sittema, in each case, to report a
purchase of shares.